Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2023
Related Party Balances and Transactions [Abstract]
Related party balances and transactions
25.	Related party balances and transactions

The following balances were outstanding as of December 31, 2023, 2022 and 2021, respectively, which are at market value:

Trade account receivables from related parties	2023		2022	2021

Campalier, S.A. de C.V. (shareholder)	Ps.	104	-	-
Fundación Betterware., A.C. (affiliated)		-	61	24
		104	61	24

Trade account payables to related parties	2023		2022	2021

Campalier, S.A. de C.V. (shareholder)	Ps.	-	96,859	-

On June 23, 2022, our subsidiary Programa Lazos, as borrower, entered into a loan agreement for an amount of Ps.150,000 with Campalier, as lender. As of December 31, 2022, Lazos had withdrawn Ps.120,000 under such loan. Principal amount beared a monthly variable interest rate of TIIE plus 349 basis points, and it did not contain a specific maturity date. On August 31, 2023, Programa Lazos replaced the total amount of the loan that had with Campalier by Ps.122,500 million by a loan with Betterware de Mexico as a lender, bearing a monthly interest rate of TIIE plus 349 basis points.

In October 2023, Betterware de México, S.A.P.I. de C.V. and Campalier, S.A. de C.V., signed a services agreement in which Betterware undertakes to provide Campalier with specialized services agreed to comparable market conditions, such as: consulting, accounting and financial advice, with monthly payments. The total amount paid during the year was Ps.222.

Trading transactions –

	2023			2022		2021
Revenues / expenses to Betterware with:		Lease income	Donation expenses	Lease income	Donation expenses	Lease income	Donation expenses

Fundación Betterware., A.C.	Ps.	63	5,430	63	3,350	42	920

	2023			2022
Revenues to Betterware / Expenses to Lazos with:	Services revenue		Interest expenses	Interest expenses

Campalier, S.A. de C.V.	Ps.	222	5,064	7,479

Remuneration of key management personnel –

Key management personnel compensation comprised short-term employee benefits of Ps.62,574, Ps.47,265 and Ps.42,170, for the years 2023, 2022 and 2021, respectively. At the end of each period, there are no outstanding balances.